Note 32 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of key management personnel compensation [text block]
	2017	2016	2015

Short-term benefits (i)	33.4	21.7	32.1
Share-based payments (ii)	38.9	36.2	39.0
Total key management remuneration	72.3	57.9	71.1

Disclosure of transactions between related parties [text block]
	2017
Current	Trade receivables (i)	Other Trade receivables (i)	Trade payables (i)	Other Trade payables (i)	Borrowings and interest payable	Dividends payables
AB InBev	1.2	33.6	(363.0)	(1.7)	-	-
AB Procurement	8.9	0.1	-	-	-	-
AB Services	0.8	29.1	-	(6.1)	-	-
AB USA	14.1	16.3	(375.7)	(8.7)	-	-
Ambrew	-	-	-	-	-	(89.9)
Cervecería Modelo	91.6	5.8	(589.3)	(59.7)	-	-
Inbev	0.1	23.8	(33.8)	-	-	-
ITW International	-	-	-	(212.5)	(48.3)	(590.9)
Panamá Holding	-	20.3	-	(4.0)	-	-
Others	13.9	8.6	(73.8)	(3.0)	-	-
	130.6	137.6	(1,435.6)	(295.7)	(48.3)	(680.8)
	2016
Current	Trade receivables (i)	Other Trade receivables (i)	Trade payables (i)	Other Trade payables (i)	Borrowings and interest payable	Dividends payables
AB InBev	6.3	13.4	(308.9)	(0.7)	-	-
AB Package	-	-	(31.3)	-	-	-
AB Services	0.3	15.2	-	(3.1)	-	-
AB USA	19.7	18.6	(247.4)	(1.7)	-	-
Ambev Peru	7.1	-	(4.7)	-	-	-
Ambrew	-	-	-	-	-	(89.9)
Bogotá Beer	-	211.0	-	(211.0)	-	-
Cervecería Modelo	1.1	-	(444.1)	-	-	-
Inbev	0.2	17.6	(17.5)	(0.2)	-	-
ITW International	-	-	-	(209.4)	(30.5)	(590.9)
Modelo	-	1.0	(15.7)	(54.5)	-	-
Others	2.6	7.3	(6.2)	(14.4)	-	-
	37.3	284.1	(1,075.8)	(495.0)	(30.5)	(680.8)
				2017
Company	Buying / Service fees / Rentals	Sales	Royalties	Net finance cost
AB Procurement	(5.8)	20.8	-	-
AB USA	(258.7)	42.5	(284.5)	-
Ambev Peru	(8.6)	1.5	-	-
Cervecería Modelo	(749.1)	0.4	(45.8)	-
Inbev	(73.6)	-	-	-
Others	(91.1)	8.1	(35.9)	(16.8)
	(1,186.9)	73.3	(366.2)	(16.8)
				2016
Company	Buying / Service fees / Rentals	Sales	Royalties	Net finance cost
AB Package	(32.8)	-	-	-
AB USA	(206.0)	52.3	(292.8)	-
Cervecería Modelo	(596.0)	2.0	(46.9)	-
InBev	(77.0)	-	-	-
ITW International	-	-	-	(26.0)
Modelo	(63.0)	-	-	-
SAB Group	(3.5)	23.5	-	-
Others	(45.6)	0.3	(32.2)	-
	(1,023.9)	78.1	(371.9)	(26.0)
			2015
Company	Buying / Service fees / Rentals	Sales	Royalties
AB Inbev	(55.3)	-	(35.5)
AB USA	(124.9)	49.0	(288.1)
Cervecería Modelo	(257.7)	1.1	(52.9)
InBev	(73.3)	0.1	-
Modelo	(356.9)	-	-
Others	(74.0)	0.6	(1.1)
	(942.1)	50.8	(377.6)